Related parties	12 Months Ended
Dec. 31, 2021
Related Parties
Related parties

22.	Related parties

Under IAS 24 Related Party Disclosures (“IAS 24”), the Group has various related parties stemming from relationships with subsidiaries, joint ventures, key management personnel, the founders of the previous Fusion Fuel Portugal entity and other related parties.

Subsidiaries

A list of the Groups subsidiaries is disclosed in note 25. All transactions with subsidiaries eliminate on consolidation and are not presented, in accordance with revised IAS 24.

Joint ventures

Fusion Fuel Spain, S.L. (“Fusion Fuel Spain”) is a joint venture in which the Group has joint control and a 50% ownership interest. Fusion Fuel Spain commenced operations in Q4 2021 and during the year ended December 31, 2021, it incurred business set-up costs including professional and consultancy fees. These costs were paid by the Group on behalf of Fusion Fuel Spain. These costs amounted to €0.6 million and have been treated as an advancement of the subordinated loan of €2 million that was committed by the Group during the year (Note 12). Fusion Fuel Spain did not draw down any amounts from this subordinated loan during 2021.

Key management personnel

(a)	Compensation

The key management personnel at December 31, 2021 are the members of the Group’s Executive Committee. There were six members of the Executive Committee at December 31, 2021 and an average of four members for the full year. The remuneration expense for the key management personnel includes salaries and share-based payments.

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	€’000	€’000	€’000
Basic salary (1)	683	135	—
Short-term employee benefits	5	—	—
Other long-term benefits	3	—	—
Share based compensation (2)	183	1,066	—
Total	874	1,201	—

(1)	Each Executive Committee Member currently receives a total of approximately €180,000 of gross fixed annual compensation. For 2021, a total amount of €307,500 was payable (2020: €135,000).

(2)	The share-based compensation expense for 2021 represents the RSUs that were granted to the Executive Committee members under the 2021 Equity Incentive Plan. During 2020, three of the four persons who received the earn-out as mentioned in note 1 became executive directors of the Company and the portion of their share-based payment compensation is included above.

(b)	Transactions

On November 1, 2021, the Group purchased all shares in Fusion Fuel Australia, PTY Ltd at par value (for a total consideration of AUD 10) from Mr. David Lovell. Subsequently, Mr. Lovell was appointed as the Group’s Head of Australasia and member of our Executive Committee on November 1, 2021.

There were no other transactions with key management personnel during the year.

Founders – Negordy Investments, S.A. and MagP Inovação, S.A.

Negordy Investments, S.A (“Negordy”) ownership is split across four shareholders, three of which are related parties. Magno Efeito, S.A., Numberbubble, S.A. and Key Family Holdings Investimentos e Consultoria de Gestão, Lda. (“KFH”) together own 90% of the ordinary shares of Negordy. Magno Efeito, S.A., an entity jointly controlled by Mr. Jaime Silva and Márcia Vicente, Mr. Silva’s wife. Numberbubble, S.A., an entity controlled by Mr. Joao Teixeira Wahnon. KFH is an entity jointly owned and controlled by Mr. Frederico Figueira de Chaves and his brother. All three individuals hold executive management positions within the Group and are Directors of the Parent. The remaining shareholder of Negordy, FalcFive, LDA is not considered to be a related party of the Group. The shareholder agreement stipulates that all decisions requiring board approval must be unanimous and if one shareholder disagrees, the motion cannot be passed. Magno Efeito, S.A., Numberbubble, S.A. and FalcFive, LDA are the founders of Negordy. KFH acquired their ordinary shares in 2018.

Negordy owns 1,593,750 Class B Shares of the company and 1,593,750 warrants to purchase Class A ordinary shares at an exercise price of $11.50.

On January 1, 2021, the Group entered into a sub-lease agreement with Negordy for space of 4,156 square meters of office, logistical, and industrial activities. Parking plots are also included. The sub-lease has an initial term of five years, with automatic renewal for additional terms of five years until either party notifies the other party of its intention not to renew. Either party can choose to terminate the agreement after 12 months once adequate communication is provided to the other party. The monthly rent determined by the sub-lease is fixed at €0.02 million.

The shareholders and founders of Negordy founded MagP Inovação, S.A. (“MagP”), a company that produces, installs, assembles, operates, and maintains modules, tracking structures and accessories for all equipment relating to CPV solar trackers (collectively, the “Trackers”). MagP is the successor to the business of MagPower, a company also founded by some of the founders of Negordy. Negordy is a 71% shareholder of MagP, and the remaining 29% of MagP is owned by other parties unrelated to Negordy or Fusion Fuel Portugal. The Group produces Green Hydrogen with components built in-house and in partnership with MagP. These components include the Trackers that have been produced by MagP for several years. The Group has entered into several agreements and transactions with MagP regarding the provision of services and supply and assembly of Trackers that will be used in the Groups Hydrogen Generators. These agreements primarily relate to the Trackers provided to our two hydrogen projects at Evora. In addition to the agreements entered for Evora, the Group entered into an agreement with MagP on January 1, 2021 to provide up to 1,100 Trackers across 2021 and 2022. The output from this agreement will be used by the Group in their hydrogen projects or for standalone sales to third parties. The purpose of these agreements was to secure some production capacity of the Group until such time that our production facility at Benavente is operational. See further details of these agreements in note 23.

In 2021, the value of these transactions with MagP was €7.5 million (2020: €1.9 million). During the year, the Group procured materials to the value of €4.5 million to ensure sufficient inventory levels were maintained during the year. These materials were then transferred to MagP, with no mark-up as their production levels increased.

MagP does not hold any interest in the Class A or B ordinary shares and does not hold any warrants to purchase Class A ordinary shares.

Other

Directors of the company have control of more than 10% of the voting shares of the company, however no individual controls more than 10% of the company. We are not aware of any person or shareholder who directly or indirectly, jointly or severally, exercises or could exercise control over the Group.

Directors and Officers hold a total of 1,110,935 issued Class A and Class B ordinary shares in the company and 1,361,392 warrants to purchase Class A ordinary shares at an exercise price of $11.50 at year end.

During the year, the Company made a payment on behalf of Rune Lundetrae, a board member, amounting to €0.03 million. At December 31, 2021, this amount remained outstanding. A payment plan has been agreed with Mr. Lundetrae and the outstanding balance is expected to be settled fully during 2022.

During the year, the Company made a payment of €21,409 on behalf of Jeffrey Schwarz, a board member. This amount was repaid in full by December 31, 2021.